N-2	Oct. 01, 2025
Cover [Abstract]
Entity Central Index Key	0001752019
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	BLACKROCK CREDIT STRATEGIES FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Change in the Fund’s Investment Objective, Strategies and Risks
The sections of the Prospectus entitled “Prospectus Summary — Investment Objective” and “The Fund’s Investments — Investment Objective and Policies — Investment Objective” are deleted in their entirety and replaced with the following:
Investment Objective.
The Fund’s investment objective is to seek to provide attractive risk-adjusted returns, primarily in the form of current income.
There can be no assurances that the Fund’s investment objective will be achieved or that the Fund’s investment program will be successful. The Fund is not intended as, and you should not construe it to be, a complete investment program. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. The Fund’s investment objective may be changed by the Fund’s Board without prior shareholder approval.
The first two paragraphs under the section of the Prospectus entitled “Prospectus Summary — Investment Policies” are deleted in their entirety and replaced with the following:
The Fund seeks to achieve its investment objective by dynamically allocating across a range of private and public credit strategies, leveraging the full capabilities of BlackRock’s credit platform, inclusive of HPS Investment Partners (“HPS”), a part of BlackRock. Under normal conditions, the Fund intends to invest at least 80% of its Managed Assets (as defined below) in credit-related investments. The Fund will opportunistically allocate its assets across any combination of the following private and public credit investments and investment strategies: (i) direct lending, including first lien, unitranche, second lien, and junior capital; (ii) asset-based finance, including hard assets, which are physical assets with secondary resale value, including inventory, machinery, equipment, infrastructure, and certain energy generation assets, among other things (“Hard Assets”), real estate assets, including commercial real estate and residential real estate (“Real Estate Assets”), and financial assets, which are contractual or other related assets that provide rights to future payment streams, including royalties, management fees, receivables, intellectual property, publishing rights, and legal claims, among other things (“Financial Assets”); (iii) structured credit, including collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), and other securitized assets (such as asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”) and residential mortgage backed securities (“RMBS”)); (iv) performing liquid credit, including broadly syndicated loans and bonds; and (v) opportunistic credit, including stressed, dislocated and, to a lesser extent, distressed opportunities. The Fund’s allocations across these investments and investment strategies will be opportunistic based on market conditions and on BCIA’s views of absolute and relative value. As a result, allocations are expected to vary substantially over time, and the Fund may not be invested in each investment and/or investment strategy at all times. The Fund may also invest in additional credit investments and investment strategies in the future as market opportunities evolve.
The Fund may invest without limit in fixed-income securities and other credit-related investments across several investment sectors, including, but not limited to: fixed-income securities rated below investment grade by rating agencies or that would be rated below investment grade if they were rated, investment grade corporate bonds, fixed-income securities issued by governmental entities (including supranational entities), their agencies and instrumentalities, mezzanine investments, CLOs, loans, mortgage-related and asset-backed securities and other fixed and floating or variable rate obligations. These securities and other credit-related investments may be privately originated or publicly traded. The Fund may invest in such fixed-income securities and other credit-related investments of issuers located in the United States and
non-U.S.
countries, including emerging market countries. Some of the loans in which the Fund may invest directly or obtain exposure to through its investments in CDOs or other types of structured securities may be “covenant lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.
As part of its strategy, the Fund will seek to invest in select less liquid or illiquid private credit investments, generally involving corporate borrowers or asset-based collateral, that are believed to present the potential for higher yield versus some of the more liquid portions of the Fund’s portfolio. “Private credit investments” is a common term for unregistered debt investments made through privately negotiated transactions, including where price is the only negotiated term. Private credit investments may be structured using a range of financial instruments, including but not limited to, first and second lien senior secured loans, unitranche debt, unsecured debt and structurally subordinated instruments. The amount of the Fund’s net assets allocated to private credit investments may vary over time due to a number of factors, including BCIA’s assessment of market conditions and absolute and relative value opportunities, the pace of the Fund’s subscriptions relative to the availability of what BCIA believes represent potentially attractive private credit investments, as a result of the Fund selling its more liquid investments in connection with, or having a smaller base of assets after, a repurchase offer; outflows of cash from time to time; and changes in the valuation of these investments. See “Risks — Principal Risks — Competition for Investment Opportunities” beginning on page 86, “Risks — Principal Risks — Valuation Risk” beginning on page 84, “Risks — Principal Risks — Allocation Risk” beginning on page 122 and “Conflicts of Interest” and “Management of the Fund — Portfolio Management — Potential Material Conflicts of Interest” in the SAI.
The first three paragraphs under the section of the Prospectus entitled “The Fund’s Investments — Investment Objective and Policies — Investment Policies” are deleted in their entirety and replaced with the following:
The Fund seeks to achieve its investment objective by dynamically allocating across a range of private and public credit strategies, leveraging the full capabilities of BlackRock’s credit platform, inclusive of HPS, a part of BlackRock. Under normal conditions, the Fund intends to invest at least 80% of its Managed Assets in credit-related investments. The Fund will opportunistically allocate its assets across any combination of the following private and public credit investments and investment strategies: (i) direct lending, including first lien, unitranche, second lien, and junior capital; (ii) asset-based finance, including Hard Assets, Real Estate Assets and Financial Assets (each as defined below); (iii) structured credit, including CLOs, CDOs, and other securitized assets (such as ABS, CMBS and RMBS (each as defined below)); (iv) performing liquid credit, including broadly syndicated loans and bonds; and (v) opportunistic credit, including stressed, dislocated and, to a lesser extent, distressed opportunities. The Fund’s allocations across these investments and investment strategies will be opportunistic based on market conditions and on BCIA’s views of absolute and relative value. As a result, allocations are expected to vary substantially over time, and the Fund may not be invested in each investment and/or investment strategy at all times. The Fund may also invest in additional credit investments and investment strategies in the future as market opportunities evolve.
The Fund may invest without limit in fixed-income securities and other credit-related investments across several investment sectors, including, but not limited to: fixed-income securities rated below investment grade by rating agencies or that would be rated below investment grade if they were rated, investment grade corporate bonds, fixed-income securities issued by governmental entities (including supranational entities), their agencies and instrumentalities, mezzanine investments, CLOs, loans, mortgage-related and asset-backed securities and other fixed and floating or variable rate obligations. These securities and other credit-related investments may be privately originated or publicly traded. The Fund may invest in such fixed-income securities and other credit-related investments of issuers located in the United States and
non-U.S.
countries, including emerging market countries. Some of the loans in which the Fund may invest directly or obtain exposure to through its investments in CDOs or other types of structured securities may be “covenant lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached.
As part of its strategy, the Fund will seek to invest in select less liquid or illiquid private credit investments, generally involving corporate borrowers or asset-based collateral, that are believed to present the potential for higher yield versus some of the more liquid portions of the Fund’s portfolio. “Private credit investments” is a common term for unregistered debt investments made through privately negotiated transactions, including where price is the only negotiated term. Private credit investments may be structured using a range of financial instruments, including but not limited to, first and second lien senior secured loans, unitranche debt, unsecured debt and structurally subordinated instruments. The amount of the Fund’s net assets allocated to such investments may vary over time due to a number of factors, including BCIA’s assessment of market conditions and absolute and relative value opportunities; the pace of the Fund’s subscriptions relative to the availability of what BCIA believes represent potentially attractive private credit investments; as a result of the Fund selling its more liquid investments in connection with, or having a smaller base of assets after, a repurchase offer; as the Fund nears liquidation; outflows of cash from time to time; and/or changes in the valuation of these investments. There is no express limit on the amount of assets raised by the Fund that may be invested in private credit investments.
BCIA and the Fund rely on an exemptive order that permits the portion of the Fund managed by BCIA (which is anticipated to be all or substantially all of the Fund’s assets) to co-invest
in certain privately negotiated transactions on a
side-by-side
basis with affiliated investment funds advised or
sub-advised
by BCIA (or certain Affiliates) and with certain affiliates of BCIA acting in a principal capacity (the “Co-Investment Order”). Neither the Advisor nor any
Sub-Advisor
other than BCIA makes investments on behalf of the Fund in reliance on the
Co-Investment
Order.
See “Risks — Principal Risks — Competition for Investment Opportunities” beginning on page 86, “Risks — Principal Risks — Valuation Risk” beginning on page 84, “Risks — Principal Risks — Allocation Risk” beginning on page 122 and “Conflicts of Interest” and “Management of the Fund — Portfolio Management — Potential Material Conflicts of Interest” in the SAI.

Risk Factors [Table Text Block]
The sections of the Prospectus entitled “Prospectus Summary — Principal Risk Considerations” and “Risks” are amended to add the following:
Dynamic Allocation Strategy Risk
. While BCIA generally intends to seek attractive returns for the Fund by dynamically allocating the Fund’s assets across a wide range of private and public credit investments and investment strategies, BCIA may pursue additional investment strategies and may modify or depart from its initial investment strategy, investment process and investment techniques as it determines appropriate, subject to compliance with the Fund’s policy to invest at least 80% of its Managed Assets in credit-related investments. BCIA may pursue investments outside of the industries, geographies and sectors in which it has previously made investments or has internal operational experience.
Asset
-
Based Finance Risk
. The Fund may invest in asset-based finance investments, which are secured by, or otherwise dependent upon, the performance of pools of loans, leases, receivables, royalties or other contractual cash flows. The value of such investments is subject to the risk that the underlying obligors will be unable or unwilling to make principal or interest payments as they come due. Asset-based finance investments are also subject to the risk that the value of the collateral securing the obligations will decline or that the Fund may be unable to realize the expected value of the collateral because of difficulties in liquidating or enforcing rights in the collateral. In addition, cash flows associated with asset-based finance investments may be affected by factors such as the creditworthiness of the servicer, changes in prepayment rates, fluctuations in interest rates, structural features of the investment, and broader economic and market conditions. These factors may reduce the Fund’s returns or result in losses.

Dynamic Allocation Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dynamic Allocation Strategy Risk
. While BCIA generally intends to seek attractive returns for the Fund by dynamically allocating the Fund’s assets across a wide range of private and public credit investments and investment strategies, BCIA may pursue additional investment strategies and may modify or depart from its initial investment strategy, investment process and investment techniques as it determines appropriate, subject to compliance with the Fund’s policy to invest at least 80% of its Managed Assets in credit-related investments. BCIA may pursue investments outside of the industries, geographies and sectors in which it has previously made investments or has internal operational experience.

Asset-Based Finance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset
-
Based Finance Risk
. The Fund may invest in asset-based finance investments, which are secured by, or otherwise dependent upon, the performance of pools of loans, leases, receivables, royalties or other contractual cash flows. The value of such investments is subject to the risk that the underlying obligors will be unable or unwilling to make principal or interest payments as they come due. Asset-based finance investments are also subject to the risk that the value of the collateral securing the obligations will decline or that the Fund may be unable to realize the expected value of the collateral because of difficulties in liquidating or enforcing rights in the collateral. In addition, cash flows associated with asset-based finance investments may be affected by factors such as the creditworthiness of the servicer, changes in prepayment rates, fluctuations in interest rates, structural features of the investment, and broader economic and market conditions. These factors may reduce the Fund’s returns or result in losses.